Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 13—STOCKHOLDERS' DEFICIT

As of March 31, 2021, the Company was authorized to issue 200,000,000 shares of common stock, $0.0001 par value per share, and 20,000,000 shares of "blank check" preferred stock, 0.0001 par value per share. To date, the Company has not designated or issued any shares of preferred stock.

Common Stock

As of March 31, 2021 and December 31, 2020, the Company had 6,111,200 shares of common stock issued and outstanding. Each share entitles the holder thereof to one vote per share on all matters coming before the stockholders of the Company for a vote.

The Company did not issue any shares of common stock during the three months ended March 31, 2021 and 2020.

Equity Incentive Plan

Effective as of July 30, 2020, the Company established the 1847 Goedeker Inc. 2020 Equity Incentive Plan (the "Plan"). The Plan was approved by the Company's board of directors and stockholders on April 21, 2020. The Plan is administered by compensation committee of the board of directors. The Plan permits the grant of restricted stock, stock options and other forms of incentive compensation to the Company's officers, employees, directors and consultants. As of March 31, 2021, the maximum number of shares of common stock that may be issued pursuant to awards granted under the Plan was 555,000 shares and there were 555,000 shares granted. See also Note 15.

During the year ended December 31, 2020, the Company issued options for the purchase of 555,000 shares of common stock with a total value of $1,848,056. The Company recorded stock option expense of $124,575 for the three months ended March 31, 2021. The remaining compensation expense of $1,324,573 will be recognized over the remaining vesting period of forty months.

The following table presents activity relating to stock options for the three months ended March 31, 2021:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term in Years
Outstanding at January 1, 2021	555,000	$9.00	9
Granted	-	-	-
Exercised	-	-	-
Forfeited / Cancelled / Expired	-	-	-
Outstanding at March 31, 2021	555,000	$9.00	8.75

Exercisable at March 31, 2021	65,790	$9.00	8.75

As of March 31, 2021, vested outstanding stock options had no intrinsic value as the exercise price is greater than the estimated fair value of the underlying common stock.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period.

Warrants

On August 4, 2020, the Company issued warrants for the purchase of 55,560 shares of common stock to affiliates of the representative in the IPO. These warrants are exercisable at any time and from time to time, in whole or in part, beginning on January 26, 2021 until July 30, 2025, at a per share exercise price equal to $11.25.

On March 19, 2021, the Company issued four-year warrants to purchase an aggregate of 400,000 shares of common stock to two investors at an exercise price of $12.00, subject to adjustments, which may be exercised on a cashless basis (See Note 10).

The following table presents activity relating to the warrants for the three months ended March 31, 2021:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term in Years
Outstanding at January 1, 2021	55,560	$11.25	4.5
Granted	400,000	12.00	4.0
Exercised	-	-	-
Cancelled / Expired	-	-	-
Outstanding at March 31, 2021	455,560	$11.91	4.1

The Company recognizes stock issuance expense for the warrants on a straight-line basis over the vesting period of the warrants. The following assumptions were used to calculate warrant expense for the three months ended March 31, 2021:

Volatility	74.2%
Risk-free interest rate	0.615%
Dividend yield	0.0%
Term	4.0 years

NOTE 17—STOCKHOLDERS' DEFICIT

As of December 31, 2020, the Company was authorized to issue 200,000,000 shares of common stock, $0.0001 par value per share, and 20,000,000 shares of "blank check" preferred stock, 0.0001 par value per share. To date, the Company has not designated or issued any shares of preferred stock.

Common Stock

As of December 31, 2020 and 2019, the Company had 6,111,200 and 4,750,000 shares of common stock issued and outstanding, respectively. Each share entitles the holder thereof to one vote per share on all matters coming before the stockholders of the Company for a vote.

Upon the Company's inception on January 10, 2019, the Company issued 4,750,000 shares of common stock for a total purchase price of $1.00.

On August 4, 2020, the Company sold 1,111,200 shares of common stock for total gross proceeds of $10,000,800. After deducting the underwriting commission and expenses, the Company received net proceeds of $8,602,166.

On August 4, 2020, the Company issued 250,000 shares of common stock to SBCC upon conversion of its warrant (see Note 12).

Equity Incentive Plan

Effective as of July 30, 2020, the Company established the 1847 Goedeker Inc. 2020 Equity Incentive Plan ("Plan"). The Plan was approved by the Company's board of directors and stockholders on April 21, 2020. The Plan is administered by compensation committee of the board of directors. The Plan permits the grant of restricted stock, stock options and other forms of incentive compensation to the Company's officers, employees, directors and consultants. The maximum number of shares of common stock that may be issued pursuant to awards granted under the Plan is 555,000 shares. As of December 31, 2020, there were 555,000 shares granted and no shares available for grant.

During the year ended December 31, 2020, the Company issued options for the purchase of 555,000 shares of common stock with a total value of $1,848,056. The Company recorded stock option expense of $398,908 and for the year ended December 31, 2020. The remaining compensation expense of $1,449,148 will be recognized over the remaining vesting periods.

The following table presents activity relating to stock options for the year ended December 31, 2020:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term in Years
Outstanding at December 31, 2019	-	$-	-
Granted	555,000	9.00	10
Exercised	-	-	-
Forfeited / Cancelled / Expired	-	-	-
Outstanding at December 31, 2020	555,000	$9.00	9

Exercisable at December 31, 2020	65,790	$9.00	9

As of December 31, 2020, vested outstanding stock options had no intrinsic value as the exercise price is greater than the estimated fair value of the underlying common stock.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period. The following assumptions were used to calculate stock-based compensation expense for the year ended December 31, 2020:

Volatility	46.6%
Risk-free interest rate	0.47%
Dividend yield	0.0%
Expected term	6.25 Years

The following table sets forth stock-based compensation expense for the year ended December 31, 2020 and the four succeeding years:

Year Ended December 31, 2020	$398,908
2021	483,185
2022	462,024
2023	367,198
2024	136,741
2025	-
Total stock-based compensation	$1,848,056

Warrants

On August 4, 2020, the Company issued warrants for the purchase of 55,560 shares of common stock to affiliates of the representative in the IPO (the "Underwriter Warrants"). The Underwriter Warrants are exercisable at any time and from time to time, in whole or in part, beginning on January 26, 2021 until July 30, 2025, at a per share exercise price equal to $11.25.

On April 5, 2019, the Company issued to SBCC a ten-year warrant to purchase shares of the most senior capital stock of the Company equal to 5.0% of the outstanding equity securities of the Company on a fully-diluted basis for an aggregate price equal to $100. SBCC exercised this warrant for the purchase of 250,000 shares of common stock on August 4, 2020.

The following table presents activity relating to the Underwriter Warrants for the year ended December 31, 2020:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term in Years
Outstanding at December 31, 2019	-	$-	-
Granted	55,560	11.25	5
Exercised	-	-	-
Cancelled / Expired	-	-	-
Outstanding at December 31, 2020	55,560	$11.25	4.5

Exercisable at December 31, 2020	-0-	$11.25	4.5

The Company recognizes stock issuance expense for the Underwriter Warrants on a straight-line basis over the vesting period of the Underwriter Warrants. The following assumptions were used to calculate stock issuance expense for the year ended December 31, 2020:

Volatility	46.5%
Risk-free interest rate	0.47%
Dividend yield	0.0%
Term	4.5 years